HISTORY AND ORGANIZATION OF THE COMPANY	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
HISTORY AND ORGANIZATION OF THE COMPANY [Text Block]
1.	HISTORY AND ORGANIZATION OF THE COMPANY

The Company was incorporated on October 24, 2000 under the Laws of the State of Nevada. The Company intended to develop and market a wax technology relating to the process of solidifying and removing spilled oil on land and water. The Company is considered to be a development stage company as it has not generated revenues from operations.

All amounts are stated in United States dollars unless otherwise noted.

1.	HISTORY AND ORGANIZATION OF THE COMPANY

The Company was incorporated on October 24, 2000 under the Laws of the State of Nevada. The Company intended to develop and market a wax technology relating to the process of solidifying and removing spilled oil on land and water. The Company is considered to be a development stage company as it has not generated revenues from operations.

All amounts are stated in United States dollars unless otherwise noted.